Restructuring and Other Costs - Significant Costs Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Restructuring costs:
Employee-related reorganization	$ 14.9	[1]	$ 6.7	[1]	$ 5.5	[1]
Asset impairments	2.9		0.6		3.8
Facility exit and other costs	1.7	[2]	5.2	[2]	8.4	[2]
Total restructuring costs	$ 19.5		$ 12.5		$ 17.7

[1]	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.